UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04930

Prudential Investment Portfolios 4

(f/k/a Dryden Municipal Bond Fund)

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 4/30/2010

Date of reporting period: 1/31/2010

Item 1.	Schedule of Investments

Dryden Municipal Bond Fund/High Income Series

Schedule of Investments

as of January 31, 2010 (Unaudited)

Description (a)	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.5%
Alabama 1.2%
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser,
Ser. A (Prerefunded 12/1/13)(e)	BBB-(b)	6.125%	12/01/24	$1,000	$1,166,300
Ser. B, A.M.T. (Prerefunded 12/1/13)(e)	BBB-(b)	6.375	12/01/24	1,000	1,175,570
Cullman Cnty, Hlth. Care Auth., Cullman Reg. Med. Ctr., Ser. A	Baa3	7.000	02/01/36	1,000	1,011,960
Mobile Indl. Dev. Brd. Poll. Ctl. Rev., Intl. Paper Co. Proj.	Baa3	4.750	04/01/10	1,100	1,102,099
Selma Indl. Dev. Brd. Rev., Gulf Opportunity Zone, Intl. Paper Co. Proj., Ser. A	Baa3	6.250	11/01/33	1,750	1,773,118

					6,229,047

Arizona 3.4%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	A+(b)	5.500	01/01/38	2,500	2,530,275
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson Elec. Pwr., Navajo,
Ser. A, A.M.T.	Baa3	7.125	10/01/32	5,000	5,001,900
Maricopa Cnty. Indl. Dev. Auth. Hlth. Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.250	07/01/32	2,500	2,419,900
Maricopa Cnty. Poll. Ctrl. Corp., Rev., El Paso Elec. Co., Ser. B	Baa2	7.250	04/01/40	1,500	1,683,495
Pima Cnty. Indl. Dev. Auth. Rev., Ed., Fac.-P.L.C. Charter Schs. Proj.	NR	6.750	04/01/36	1,500	1,294,755
Tucson Elec. Pwr. Co.	Baa3	5.750	09/01/29	1,000	1,010,250
Tucson Elec. Pwr. Co., San Juan, Ser. A	Baa3	4.950	10/01/20	1,000	990,130
Pinal Cnty. Correct. Facs. Rev., Florence West Prison Proj., Ser. A, A.C.A	BBB(b)	5.250	10/01/19	3,135	2,944,361

					17,875,066

California 11.9%
California Cnty. Calif. Tob. Sec. Agcy. Tob. Conv. Bonds Asset Bkd., Ser. B	NR	5.100	06/01/28	1,750	1,484,560
California Hlth. Facs. Fing. Auth. Rev., Cedars-Sinai Med. Ctr.	A2	5.000	08/15/39	1,000	923,260
St. Joseph Hlth. Sys., Ser. A	A1	5.750	07/01/39	1,000	1,030,000
California Mun. Fin. Auth. Ctfs. Partn. Cmnty. Hosps. Cent.	Baa2	5.500	02/01/39	500	438,625
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev., Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB(b)	5.000	07/01/27	1,000	968,760
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj.,
Ser. G-1	Baa2	5.750	10/01/30	750	730,485
Ser. I-1	Baa2	6.375	11/01/34	750	762,428
California St., G.O.	Baa1	6.000	04/01/38	3,500	3,551,415

Var. Purp., G.O.	Baa1	5.000	10/01/29	1,500	1,420,770
Var. Purp., G.O.	Baa1	5.500	11/01/39	1,000	952,180
Var. Purp., G.O.	Baa1	6.000	11/01/39	1,500	1,521,945
California Statewide Cmntys. Dev. Auth. Rev., John Muir Hlth.	A1	5.125	07/01/39	500	474,885
Sr. Living Southn. Calif. Presbyterian Homes	BBB(b)	7.250	11/15/41	500	530,135
Capistrano Unif. Sch. Dist. Cmnty. Facs., Rev., Talega Cmnty. Facs. Dist. #90-2	NR	6.000	09/01/33	1,000	930,920
City of Chula Vista Indl. Dev. Rev., San Diego Gas, A.M.T.	Aa3	5.000	12/01/27	1,000	944,640
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., Convertible C.A.B.S., Converted to fixed on 7/15/09	Baa3	5.875	01/15/28	6,700	6,472,869
Golden St. Tob. Secur. Corp. Tob. Settlement Rev.,
Asset Bkd., Ser. A	Baa2	5.000	06/01/45	1,000	822,640
Asset Bkd. Sr., Ser. A-1	Baa3	5.750	06/01/47	5,515	4,190,187
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR	5.450	09/01/36	1,500	1,151,415
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.200	09/02/25	3,375	3,380,333
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2	7.500	12/01/24	2,000	1,950,900
M-S-R Energy Auth. Calif.,
Ser. A	A(b)	6.500	11/01/39	2,000	2,103,280
Ser. A	A(b)	7.000	11/01/34	1,650	1,842,770
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.900	09/01/27	1,000	899,890
Orange Cnty, Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.200	02/14/11	7,000	7,229,809
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon Ser. A	NR	6.250	09/01/23	3,000	2,812,020
Port of Oakland, Ser. K (Prerefunded 5/1/10) A.M.T., N.A.T.L.(e)	A2	5.875	11/01/30	40	40,499
Unrefunded Balance, Ser. K, A.M.T., N.A.T.L.	A2	5.875	11/01/30	4,960	4,963,570
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1,
Sunridge Anatolia	NR	6.000	09/01/33	1,000	903,330
Sunridge Anatolia	NR	6.100	09/01/37	1,980	1,781,149
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.000	09/01/33	1,800	1,675,656
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste. Enterprise Shoreway Environmental, Ser. A	A3	6.000	09/01/36	500	513,160
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A(c)(h)	C(b)	6.500	05/15/25	130	71,565
Vernon California Elec. Sys. Rev., Ser. A	A3	5.125	08/01/21	1,500	1,561,605
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.300	09/01/36	1,000	697,250

					61,728,905

Colorado 1.8%
Colorado Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt Ser. D, Rfdg.	A1	5.250	11/15/35	2,500	2,475,400
Christian Living Cmntys. Proj., Ser. A	NR	5.750	01/01/37	1,500	1,270,890
Poudre Valley Healthcare, Rfdg.	A3	5.000	03/01/25	1,810	1,788,588
Valley View Assn. Proj.	BBB(b)	5.125	05/15/37	1,240	1,099,607

Colorado Springs Memorial Hosp. Rev., Unrefunded balance	A3	6.375	12/15/30	1,260	1,283,184
Pub. Auth. Energy Nat. Gas Pur. Rev.	A2	6.500	11/15/38	1,500	1,623,780

					9,541,449

Connecticut 1.2%
Connecticut St. Dev. Auth. Pollutn. Rev., Conn. Lt. & Pwr. B, A.M.T.	Baa1	5.950	09/01/28	1,500	1,504,620
Connecticut St. Dev. Auth. Solid Wste. Disp. Facs. Rev., PSEG Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.750	11/01/37	1,600	1,569,392
Hamden Conn. Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750	01/01/43	1,000	1,033,070
Harbor Point Infrastructure Impt., Dist. Conn. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	NR	7.875	04/01/39	2,000	2,000,760

					6,107,842

Delaware 0.4%
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1	5.000	06/01/30	2,000	1,830,300

District of Columbia 0.3%
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,500	1,514,445

Florida 4.5%
Citizens Ppty. Ins. Corp., Sr. Secd., High Act	A2	6.000	06/01/16	1,500	1,655,640
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev.,
Spl. Purp.- Jetblue Airways Corp., A.M.T.	NR	6.375	11/15/26	2,000	1,792,100
Spl. Purp.- Jetblue Airways Corp., A.M.T.	NR	6.500	11/15/36	2,000	1,735,220
Highlands Cmnty. Dev. Dist. Spl. Assmt.(c)(h)	NR	5.550	05/01/36	400	200,108
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B	Baa3	8.000	08/15/32	1,000	1,107,060
Tampa Electric	Baa1	5.650	05/15/18	1,000	1,063,850
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.750	05/01/36	1,920	1,050,451
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	A2	5.000	10/01/26	2,000	1,940,440
Jacksonville Econ. Dev., Anheuser Busch Co., Ser. B, A.M.T.	Baa2	4.750	03/01/47	2,500	2,085,175
Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1	5.300	05/01/37	2,000	1,441,840
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba2	6.700	11/15/19	1,000	1,009,420
Miami-Dade Cnty. Aviation Rev., Miami Intl. Arpt., Ser. A-1	A2	5.375	10/01/35	1,600	1,596,560
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev.,
Ser. A (original cost $1,360,000; purchased 6/17/05)(c)(h)(i)	NR	5.400	05/01/36	1,360	543,660
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR	6.250	05/01/36	1,420	585,381
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625	07/01/39	1,000	1,016,400
Seminole Tribe Spl. Oblig. Rev., Ser. A, 144A	Ba1	5.500	10/01/24	1,000	932,180
South Lake Cnty. Hosp. Dist. Rev., South

Lake Hosp., Ser. A	Baa2	6.250	04/01/39	1,910	1,921,441
St. Petersburg Hlth. Facs. Auth. Rev., All Childrens Hosp.	A1	6.500	11/15/39	1,500	1,612,260

					23,289,186

Georgia 1.8%
Burke Cnty. Dev. Auth. Pollutn. Rev., Oglethorpe Pwr.-Vogtle Proj., Ser. B	A3	5.500	01/01/33	1,000	1,030,360
Clayton Cnty. Dev. Auth. Spl. Facs. Rev.,
Delta Air Lines, Ser. A	Caa1	8.750	06/01/29	2,000	2,056,100
Delta Air Lines, Ser. B, A.M.T.	Caa1	9.000	06/01/35	1,000	1,004,130
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	02/15/34	1,200	1,051,272
Gainesville & Hall Cnty. Hosp. Auth. Rev., Antic Ctfs. Northeast Healthcare	A-(b)	5.375	02/15/40	2,000	1,926,440
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa3	6.150	02/01/20	1,000	1,184,830
Marietta Development Auth. Rev., Life Univ.	Ba3	7.000	06/15/39	1,000	915,610

					9,168,742

Guam 0.2%
Guam Govt., Ser. A	B+(b)	7.000	11/15/39	1,000	1,026,210

Hawaii 0.4%
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev.,
Hawaiian Elec. Co.	Baa1	6.500	07/01/39	1,000	1,071,190
15 Craigsside Proj.	NR	9.000	11/15/44	1,000	1,071,720

					2,142,910

Idaho 0.4%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750	11/01/37	1,000	1,094,550
Idaho Hsg. & Fin. Assn. Rev., North Star Charter Sch. Proj.	BB(b)	9.500	07/01/39	1,000	1,128,240

					2,222,790

Illinois 10.8%
Cary Spec. Tax Svcs. Rev.,
Area No. 1, Cambridge, Ser. A
(Prerefunded 3/1/10)(e)	NR	7.625	03/01/30	3,115	3,196,738
Area No. 2, Foxford Hill
(Prerefunded 3/1/10)(e)	NR	7.500	03/01/30	4,572	4,686,849
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 3/1/11)(e)	AAA(b)	7.750	03/01/27	5,000	5,491,449
Illinois Fin. Auth. Rev.,
American Water Cap. Corp. Proj.	Baa2	5.250	10/01/39	3,150	3,039,656
Cent. Dupage Health, Ser. B	AA(b)	5.500	11/01/39	1,500	1,549,035
Friendship Vlg. Schaumburg, Ser. A	NR	5.625	02/15/37	1,000	785,710
Illinois Inst. of Technology, Ser. A	Baa2	5.000	04/01/31	2,500	2,112,325
Illinois Inst. of Technology, Ser. A	Baa2	5.000	04/01/36	5,000	4,078,150
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000	08/15/39	1,500	1,642,515
Provena Hlth., Ser. A	Baa1	7.750	08/15/34	1,000	1,122,630
Rush. Univ. Med. Ctr., Ser. C	A3	6.625	11/01/39	1,000	1,045,220

Rush Univ. Med. Ctr. Oblig. Grp. A	A3	7.250	11/01/38	3,405	3,715,400
Silver Cross & Med. Ctrs.	BBB(b)	7.000	08/15/44	3,000	3,102,300
Student Hsg., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3	5.000	05/01/30	5,000	4,045,750
Swedish Covenant, Ser. A	BBB+(b)	6.000	08/15/38	1,500	1,477,785
Illinois Hlth. Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3	6.250	07/01/22	4,200	4,297,020
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.(k)	NR	2.250	12/01/11	3,360	3,225,163
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, N.A.T.L.	A3	5.250	06/15/42	6,000	6,047,579
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 3/1/13)(e)	NR	6.700	03/01/33	1,000	1,161,880

					55,823,154

Indiana 2.5%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest Ind.	BBB(b)	5.500	03/01/37	2,000	1,905,320
Cmnty. Foundation Northwest Ind., Ser. A	BBB(b)	6.000	03/01/34	3,000	2,999,789
Indiana St. Fin. Auth. Env. Facs. Rev.,
Duke Energy Ind., Ser. B	A(b)	6.000	08/01/39	1,000	1,078,060
Duke Energy Ind., Ser. C	A2	4.950	10/01/40	1,875	1,818,488
Ind. Pwr. & Lt. Co., Ser. B	A3	4.900	01/01/16	1,500	1,579,410
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Pj., Ser. A	BBB-(b)	7.000	10/01/39	1,000	1,001,250
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.000	01/01/34	505	500,440
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj. Ser. A	A3	5.750	01/01/38	1,000	1,049,010
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	5.800	09/01/47	1,500	1,222,140

					13,153,907

Iowa 0.6%
Altoona Iowa Urban Renewal Tax Rev., Annual Appr.	BBB+(b)	6.000	06/01/43	1,000	1,001,200
Iowa St. Fin. Auth. Healthcare, Facs. Rev., Mercy Hlth. Initiatives Proj. (Prerefunded 7/1/11)(e)	AAA(b)	9.250	07/01/25	2,050	2,331,342

					3,332,542

Kansas 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	A1	5.750	11/15/38	1,000	1,057,440

Kentucky 0.2%
Owen Cnty. Ky. Wtrwks. Sys. Rev.,
Amern. Wtr. Co. Proj., Ser. A	Baa2	6.250	06/01/39	500	530,055
Amern. Wtr. Co., Ser. B	Baa2	5.625	09/01/39	500	511,310

					1,041,365

Louisiana 1.7%
Calcasieu Parish, Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Ba1	6.625	02/01/16	2,500	2,501,575

Louisiana Loc. Govt. Woman’s Hospital Foundation	A3	6.000	10/01/44	2,000	1,942,480
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	6.750	07/01/39	2,000	2,152,860
Louisiana St. Citizens Ppty. Ins. Assmt. Rev.,
Ser. C, A.G.C.	Aa3	6.750	06/01/26	2,000	2,321,620

					8,918,535

Maryland 0.4%
Maryland Econ. Dev. Corp., Potomac Elect. Pwr. Co.	A3	6.200	09/01/22	1,000	1,137,620
Maryland St. Indl. Dev. Fin. Auth. Rev., Rfdg. Synagro. Baltimore, Ser. A, A.M.T.	NR	5.250	12/01/13	700	701,638

					1,839,258

Massachusetts 2.7%
Massachusetts St. Coll. Bldg., Auth. Rev., Proj. & Rfdg. Bonds, Ser. A	Aa2	7.500	05/01/14	1,750	2,037,140
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100	07/01/32	3,830	2,984,911
Linden Ponds, Inc. Fac., Ser. A	NR	5.750	11/15/42	1,000	699,050
Solid Wste. Disp. Rev., Dominion Energy
Brayton (Mandatory put date 5/1/19)	Baa2	5.750	12/01/42	1,000	1,061,030
Sr. Living Fac. Rev., The Groves, Ser. B1	NR	7.250	06/01/16	1,000	1,000,240
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev.,
Caregroup, Ser. E-1	A3	5.125	07/01/38	750	681,803
Caritas Christi Oblig. Group, Rfdg., Ser. A	Baa2	5.750	07/01/28	2,000	1,848,200
Caritas Christi Oblig. Group, Rfdg., Ser. B	Baa2	6.750	07/01/16	3,595	3,756,846

					14,069,220

Michigan 4.2%
Detroit Mich. Sewer Disp. Rev., Sr. Lien
Ser. B, A.G.C.	Aa3	7.500	07/01/33	1,000	1,186,800
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., N.A.T.L.(e)(h)(j)	Aaa	9.718	06/01/11	500	503,970
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj.,
Ser. A	BB+(b)	6.250	07/01/40	3,000	2,506,680
Michigan Pub. Edl. Facs. Auth. Rev., Rfdg. Ltd. Oblig.-Black River Sch.	NR	5.800	09/01/30	1,250	959,050
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Hlth.	A1	5.750	11/15/39	1,000	976,230
Henry Ford Hlth. Sys. Rfdg., Ser. A	A1	5.250	11/15/46	3,000	2,622,000
McLaren Healthcare Corp.	Aa3	5.750	05/15/38	1,500	1,523,565
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Detroit Ed.	A3	5.625	07/01/20	1,000	1,089,260
Dow Chemical, Ser. A-1, A.M.T. (Mandatory put date 6/2/14)	Baa3	6.750	12/01/28	1,000	1,076,900
Dow Chemical, Ser. B-1	Baa3	6.250	06/01/14	1,000	1,039,840
Michigan Strategic Fund Solid Wste. Disp. Rev., Waste Mgmt., Inc., A.M.T.	BBB(b)	4.500	12/01/13	1,000	1,039,230
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev.,
William Beaumont Hosp.	A1	8.250	09/01/39	2,150	2,492,753
William Beaumont Hosp., Ser. W	A1	6.000	08/01/39	1,000	1,001,430
Summit Academy North Pub. Sch., Academy Rev.,

Rfdg.	BB+(b)	5.500	11/01/30	1,500	1,123,065
Summit Academy Pub. Sch., Academy Rev., Rfdg.	BB+(b)	6.250	11/01/25	2,060	1,781,323
Wayne Charter Cnty. Mich. Bldg. Impt., Ser. A, G.O.	Baa2	6.750	11/01/39	1,000	1,041,440

					21,963,536

Minnesota 0.5%
Minnesota St. Higher Ed. Facs. Auth. Rev., Univ. St. Thomas, Ser. 7-A	A2	5.000	10/01/39	825	825,569
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Health East Proj.	Ba1	6.000	11/15/35	1,000	914,490
St. Paul Minn. Hsg. & Redev. Auth. Healthcare Rev., Allina Health Sys., Ser A-1	A1	5.250	11/15/29	750	744,465

					2,484,524

Mississippi 0.2%
Warren County Gulf Opportunity Zone, Intl. Paper, Ser. A	Baa3	6.500	09/01/32	1,000	1,022,480

Nevada 1.6%
Clark Cnty. Impvt. Dist. Rev., Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR	6.100	08/01/18	1,910	1,837,783
Clark Cnty. Ind. Dev. Rev., Nevada Pwr. Co. Proj. Rfdg., Ser. C	BB+(b)	5.500	10/01/30	4,500	4,228,965
Clark Cnty. Nev. Arpt. Rev., Jet Aviation Fuel Tax,
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/16	1,000	1,023,930
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/17	1,000	1,014,130

					8,104,808

New Hampshire 0.6%
New Hampshire Hlth. & Ed. Facs. Auth. Rev., Dartmouth-Hitchcock	A+(b)	6.000	08/01/38	1,750	1,828,593
New Hampshire St. Business Fin. Auth. Pollutn. Ctl. Rev., United Illuminating Co. Proj., A.M.T. (Mandatory put date 2/1/12)	Baa2	7.125	07/01/27	1,000	1,064,160

					2,892,753

New Jersey 7.1%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625	01/01/38	1,000	846,200
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	06/15/19	1,250	1,247,663
Cigarette Tax	Baa2	5.750	06/15/34	750	712,298
Continental Airlines, Inc., A.M.T.	B3	6.400	09/15/23	2,000	1,823,520
Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.250	09/15/29	6,530	5,703,497
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875	07/01/28	1,000	940,520
Franciscan Oaks Proj. First Mtge. Rfdg.,	NR	5.700	10/01/17	165	164,096
Gloucester Marine, Ser. B, A.M.T.	NR	6.875	01/01/37	3,000	2,424,330
New Jersey Healthcare Facs. Fin. Auth. Rev., Cherry Hill Proj.	NR	8.000	07/01/27	2,000	1,652,980

St. Josephs Healthcare Sys.	Ba1	6.625	07/01/38	3,000	3,010,320
St. Peters Univ. Hosp., Ser. A	Baa2	6.875	07/01/30	2,250	2,254,905
Virtua Hlth.	A(b)	5.750	07/01/33	2,000	2,068,980
New Jersey St. Ed. Facs. Auth. UMDNJ	Baa2	7.500	12/01/32	1,000	1,127,300
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income. Secs., Ser. B, A.M.B.A.C., C.A.B.S.,
(Converts to 5.15% on 1/1/15)(k)	A3	4.974	01/01/35	4,000	3,141,480
New Jersey St. Transn. Tr. Fd. Sys. Auth.,
Ser. A	A1	5.500	12/15/23	2,000	2,251,000
Ser. A	A1	5.875	12/15/38	2,000	2,171,880
Tobacco Settlement Fin. Corp., NJ Rev.,
Ser. 1A	Baa3	4.500	06/01/23	425	396,219
Ser. 1A	Baa3	4.625	06/01/26	1,000	829,650
Ser. 1A	Baa3	5.000	06/01/41	6,000	4,144,980

					36,911,818

New Mexico 0.5%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A.,
F.H.L.M.C.	AAA(b)	5.500	07/01/35	1,325	1,358,641
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000	08/01/39	1,250	1,240,463

					2,599,104

New York 3.3%
Brookhaven Indl. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A (Prerefunded 11/15/10)(e)	NR	8.250	11/15/30	2,000	2,139,200
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375	07/15/43	1,250	1,276,175
Chautauqua Cnty. Indl. Devagy. Exempt Fac. Rev., Dunkirk Pwr. Proj.	Baa3	5.875	04/01/42	500	507,360
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.(k)	NR	8.318	06/01/47	5,000	186,800
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.(k)	NR	9.501	06/01/50	4,000	94,640
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000	05/01/33	1,500	1,688,025
Ser. A	A3	6.250	04/01/33	500	574,860
New York City Indl. Dev. Agcy., Civic Fac. Rev.,
Staten Island Univ. Hosp. Proj., Ser. B	Ba2	6.375	07/01/31	960	880,646
Spl. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.500	01/01/24	2,450	2,460,927
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B-(b)	7.125	08/01/11	2,595	2,594,352
Spl. Fac. Rev., American Airlines, JFK Int’l. Arpt., A.M.T.	B-(b)	7.500	08/01/16	1,500	1,484,265
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B-(b)	7.750	08/01/31	2,000	1,979,980
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A (original cost $1,099,998; purchased 8/7/07)(c)(h)(i)	NR	6.125	02/15/19	1,100	11
New York St. Dorm. Auth. Rev., Orange Reg.-Med. Ctr.	Ba1	6.250	12/01/37	1,500	1,341,015

					17,208,256

North Carolina 0.2%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	Baa1	6.750	01/01/24	1,000	1,167,000

North Dakota 0.4%
Ward Cnty. Healthcare Facs. Rev., Trinity Oblig. Rfdg., Group B	BBB+(b)	6.250	07/01/21	2,000	2,000,940

Ohio 2.2%
Buckeye Tob. Settlement Fin. Auth. Asset Bkd. Sr. Turbo,
Ser. A-2	Baa3	5.875	06/01/47	1,000	763,430
Ser. A-2	Baa3	6.500	06/01/47	2,500	2,096,550
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa1	7.500	01/01/30	3,000	3,031,320
Montgomery Cnty. Ohio Rev., Miami Valley Hosp., Ser. A	Aa3	6.250	11/15/39	1,500	1,569,165
Ohio St. Air Quality Dev. Auth. Rev., Polltn. FirstEnergy Generation,
Ser. A	Baa1	5.700	02/01/14	1,500	1,600,260
Ser. C	Baa1	5.625	06/01/18	500	527,265
Ohio St. Wtr. Dev. Auth. Polltn. Ctl. Facs. Rev., FirstEnergy Generation, Ser. A (Mandatory put date 6/1/16)	Baa1	5.875	06/01/33	500	543,345
Ohio St. Wtr. Allied Solid Waste N.A., Inc.,
Ser. A, A.M.T.	BBB(b)	5.150	07/15/15	1,250	1,247,625

					11,378,960

Oklahoma 0.5%
Chickasaw Nation Okla. Hlth. Sys.	NR	6.250	12/01/32	1,340	1,330,205
Tulsa Okla. Arpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375	06/01/24	1,000	1,022,480

					2,352,685

Pennsylvania 5.1%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	AAA(b)	9.250	11/15/15	770	824,832
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	Baa1	7.250	07/01/39	1,000	1,094,940
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs.,
Ser. A (Prerefunded 1/1/13)(e)	NR	7.250	01/01/35	1,110	1,308,746
Ser. A (Prerefunded 1/1/13)(e)	NR	7.250	01/01/35	2,890	3,407,455
Cumberland Cnty. Mun. Auth. Rev., Diakon Lutheran	NR	6.375	01/01/39	2,000	1,952,180
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.900	07/01/40	1,000	847,900
Lycoming Cnty. Auth. Hlth. Sys. Rev., Susquehanna Hlth. Sys. Proj., Ser. A	BBB+(b)	5.750	07/01/39	2,000	1,944,640
Northampton Cnty. PA Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	Baa1	5.500	08/15/35	1,000	962,830
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rfdg., Sub, Colver Proj., Ser. G, A.M.T.	NR	5.125	12/01/15	1,800	1,632,204

Res. Recov. Rfdg., Colver Proj., Ser. F,
A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18		1,500	1,294,590
Sew Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250	01/01/32		750	767,760
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
Grad. Hlth. Sys. (original cost $ 915,255; purchased 1/22/98)(c)(h)(i)	NR	7.000	07/01/10		908	9
Grad. Hlth. Sys. (original cost $1,264,342; purchased 1/22/98-6/23/98)(c)(h)(i)	NR	7.250	07/01/18		1,248	12
Grad. Hlth. Sys., Ser. A (original cost $1,039,576; purchased 1/21/98-7/6/98)(c)(h)(i)	NR	6.250	07/01/13		1,108	11
Philadelphia PA Auth. For Indl. Dev. Revs.,
Please Touch Museum Proj.	BBB-(b)	5.250	09/01/31		1,500	1,331,580
Philadelphia, PA, G.O., Ser. B, A.G.C.	Aa3	7.125	07/15/38		1,500	1,687,305
Somerset Cnty. Hosp. Auth. Rev.,
GF Somerset Healthcare First Mtge. (original cost $1,106,647; purchased 2/10/97)(d)(h)(i)	NR	8.400	06/01/09	**	1,095	651,306
GF Somerset Healthcare First Mtge. (original cost $8,898,687; purchased 2/10/97)(d)(h)(i)	NR	8.500	06/01/24		8,805	5,217,578
Susquehanna Area Regional Arpt. Auth., A.M.T.	Baa3	6.500	01/01/38		1,500	1,382,700

						26,308,578

Puerto Rico 2.8%
Puerto Rico Comwlth. Govt. Dev. Bank Sr. Notes,
Ser. B	Baa3	5.000	12/01/15		1,715	1,786,018
Ser. C, A.M.T.	Baa3	5.250	01/01/15		2,000	2,083,420
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	Baa2	5.500	07/01/28		2,500	2,511,400
Puerto Rico Comwlth., Rfdg. Pub. Impt., Ser. C, G.O.	Baa3	6.000	07/01/39		800	813,184
Puerto Rico Pub. Bldg. Auth. Rev., Gtd. Rfdg. Govt. Facs., Ser. M	Baa3	6.000	07/01/20		2,500	2,642,750
Govt. Facs., Ser. P	Baa3	6.750	07/01/36		750	812,438
Puerto Rico Sales Tax Fin. Corp.
Sales Tax Rev., First Sub.,
Ser. A	A2	5.500	08/01/42		1,500	1,479,870
Ser. A	A2	5.750	08/01/37		1,000	1,019,790
Ser. A	A2	6.000	08/01/42		1,500	1,544,865

						14,693,735

Rhode Island 0.4%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	A3	7.000	05/15/39		2,000	2,148,040

South Carolina 0.1%
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev., Palmetto Hlth., Rfdg. & Impt.	Baa1	5.750	08/01/39		500	484,145

South Dakota 0.4%
Educational Enhancement Funding Corp., Tobacco, Ser. B	Baa3	6.500	06/01/32		1,555	1,535,002
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Sanford Hlth.	A1	5.500	11/01/40		625	638,669

					2,173,671

Tennessee 3.3%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Ba1	6.625	11/01/17	2,000	1,903,140
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Mountain States Hlth., Ser. A, N.A.T.L., E.T.M.(e)	Baa1	6.750	07/01/17	2,000	2,356,440
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Health, Ser. A, C.A.B.S.(k)	A-(b)	6.570	01/01/35	1,000	204,750
Memphis Ctr. City Rev., Fin. Corp., Red Birds, Ser. B (original cost $26,000,000; purchased 5/10/05)(h)(i)(m)	NR	6.500	09/01/28	26,000	7,020,000
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.500	12/01/19	3,600	3,604,860
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa1	5.000	02/01/18	2,000	2,041,920

					17,131,110

Texas 11.9%
Alliance Arpt. Auth. Inc. Tex. Spl. Facs. Rev.,
American Airlines Inc. Proj., A.M.T.	CCC+(b)	5.750	12/01/29	2,500	1,666,050
Austin Covention Enterprises Inc., Convention Ctr., Rfdg. Second Tier, Ser. B	Ba2	5.750	01/01/24	1,000	872,970
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/1/14)	Caa3	5.400	10/01/29	1,000	712,700
TXU Energy Rfdg. Elec. Rmk., A.M.T.,	Caa3	8.250	10/01/30	3,000	2,070,600
TXU Energy Co. LLC, Rfdg., A.M.T.	Caa3	5.400	05/01/29	2,000	953,340
Clifton Higher Ed. Fin. Corp. Rev., Tejano Ctr. Cmnty.	BBB-(b)	9.000	02/15/38	2,000	2,294,440
Dallas Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev., Rfdg.
American Airlines, Inc., A.M.T.	CCC+(b)	5.500	11/01/30	2,000	1,287,740
American Airlines, Inc., A.M.T.	Caa2	6.375	05/01/35	3,000	2,118,480
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	09/01/34	3,000	2,944,500
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Tex. Childrens Hosp. Proj.	Aa2	5.500	10/01/39	1,000	1,026,320
Methodist Hosp. Sys., Ser. B	AA(b)	5.500	12/01/18	500	558,505
Harris Cnty. Indl. Dev. Corp. Solid Wste. Disp. Rev., Deer Park Refining Proj.	A2	5.000	02/01/23	750	747,090
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A (Prerefunded 2/15/14)(e)	AAA(b)	7.125	02/15/34	1,250	1,524,688
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.000	06/01/18	4,000	3,774,160
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp Inc., Ser. A	BBB(b)	6.375	08/15/44	1,000	1,018,910
Lamar Cons. Indpt. Sch. Dist., Rfdg. Sch. House, G.O., P.S.F.G.(f)	Aaa	5.000	02/15/21	1,000	1,112,970
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt., Ser. A	A1	7.250	05/15/37	5,000	5,566,249
Lufkin Hlth. Facs. Dev. Corp. Hlth. Sys. Rev., Memorial Hlth. Syst. of East Tex.	Baa2	6.250	02/15/37	3,000	2,938,590

Matagorda Cnty. Nav. Dist. No. 1, Pollution Ctl. Rev., Bnds. AEP Texas Proj., Rfdg., Ser. B,
Rmkt., A.M.B.A.C., A.M.T.	Baa2	4.550	05/01/30	2,000	1,575,420
Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300	11/01/29	1,000	1,080,360
Mission Econ. Dev. Corp., Allied Wste., Inc., Proj. A, A.M.T.	Baa3	5.200	04/01/18	2,000	1,986,720
North Tex. Twy. Auth. Rev.,
First Tier, Ser. A	A2	5.750	01/01/40	3,500	3,571,155
First Tier, Ser. A	A2	6.250	01/01/39	1,500	1,585,995
First Tier, Ser. C	A2	5.250	01/01/44	2,500	2,430,475
Second Tier Rfdg., Ser. F	A3	5.750	01/01/38	2,500	2,528,375
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	BBB(b)	6.500	08/15/39	1,000	1,013,430
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa3	6.150	08/01/22	1,000	627,210
San Leanna Ed. Facs. Corp. Higher Ed. Rev., Rfdg., Saint Edwards Univ. Proj.	Baa2	4.750	06/01/32	2,750	2,390,768
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp., Retirment Fac. Temps., Sr. Living Ctr. Proj., Ser. C-1	NR	7.500	11/15/16	1,000	1,012,800
Texas Mun. Gas Acquisition & Supply Corp. I Gas Supply Rev., Sr. Lien, Ser. A	A2	5.250	12/15/26	3,900	3,826,172
Texas Mun. Pwr. Agcy. Rev., N.A.T.L., E.T.M., C.A.B.S.(e)(k)	A2	2.450	09/01/15	50	43,653
Texas Private Activity Surface Transportation Corp., Sr. Lien, NTE Mobility	Baa2	6.875	12/31/39	2,000	2,081,940
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	NR	5.375	02/15/37	1,000	773,230
Ed. Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000	08/15/30	2,000	1,698,560

					61,414,565

Utah 0.3%
Riverton Utah Hosp. Rev., IHC Hlth. Svcs., Inc.	Aa1	5.000	08/15/41	1,500	1,497,600

Virgin Islands 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750	10/01/37	750	799,643

Virginia 2.0%
Gloucester Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory put date 5/1/14)	NR	5.125	09/01/38	2,700	2,850,066
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.000	09/01/26	5,165	5,174,348
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125	06/01/28	1,600	1,688,928
Winchester VA Indl. Dev. Auth. Hosp. Rev., Valley Health Sys. Oblig.	A1	5.625	01/01/44	685	693,830

					10,407,172

Washington 1.9%
Bellevue Conv. Ctr. Auth., King City, Spec.

Oblig. Rev., N.A.T.L., C.A.B.S.(k)	Baa1	0.880	02/01/10	870	869,979
FYI Properties Wash. Lease Rev., Wastington St. Dist. Proj.	AA(b)	5.500	06/01/39	1,000	1,047,520
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	Baa2	5.375	12/01/22	1,190	1,176,339
Skagit Valley Hosp.	Baa2	5.500	12/01/30	1,250	1,188,938
Skagit Valley Hosp.	Baa2	5.750	12/01/32	1,000	959,450
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.500	06/01/26	2,125	2,195,358
Washington Healthcare Fac. Auth. Rev., Swedish Hlth. Svcs., Ser. A	A2	6.500	11/15/33	1,000	1,043,680
Washington St. Hlth. Care Facs. Auth. Rev., Seattle Childrens Hosp.	Aa3	5.625	10/01/38	1,250	1,289,875

					9,771,139

West Virginia 1.5%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Rfdg. & Impt., UTD Health Sys.	A2	5.500	06/01/39	500	494,215
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B. (Prerefunded 9/1/10)(e)	A2	6.750	09/01/30	7,000	7,332,850

					7,827,065

Wisconsin 0.6%
Milwaukee Redev. Auth. Redev. Rev., Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.750	08/01/35	1,500	1,212,135
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Eastcastle Place, Inc. Proj.	NR	6.125	12/01/34	1,000	838,360
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.750	08/15/34	1,250	1,241,063

					3,291,558

Wyoming 0.1%
Campbell Cnty. WY Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	07/15/39	500	526,055

Total long-term investments (cost $546,539,649)					510,473,253

SHORT-TERM INVESTMENTS 1.8%
Alaska 0.8%
Valdez Alaska Marine Term Rev., Exxon Pipeline Co. Proj., F.R.D.D.(g)	VMIG1	0.180	02/01/10	1,000	1,000,000
Valdez Alaska Marine Term Rev., Var., ExxonMobil Proj., F.R.D.D.(g)	VMIG1	0.160	02/01/10	2,900	2,900,000

					3,900,000

California 0.9%
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., F.R.D.D.(g)	VMIG1	0.180	02/01/10	4,200	4,200,000
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Sub. Lien., Santn. Dist., Ser. D, F.R.D.D.(g)	VMIG1	0.180	02/01/10	300	300,000

					4,500,000

Massachusetts 0.1%
Massachusetts St. Hlth. & Edl Rev., F.R.D.D.(g)	VMIG1	0.170	02/01/10	600	600,000

Texas
Gulf Coast Wste. Disp. Auth. TexPollutn. Ctl. Rev., Adj. Exxon Proj., F.R.D.D.(g)	A-1+(b)	0.160	02/01/10	100	100,000

Total short-term investments (cost $9,100,000)					9,100,000

Total Investments 100.3% (cost $555,639,649)(l)(n)					519,573,253
Liabilities in excess of other assets(o) (0.3%)					(1,399,722)

Net Assets 100.0%					$518,173,531

*	The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
**	The 2009 bonds remain an outstanding obligation of Somerset. Revised maturity date to be determined.
†	The ratings reflected are as of January 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.C.A.—ACA Financial Guaranty Corporation.

A.G.C.—Assured Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Corporation.

N.A.T.L.—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.S.F.G.—Permanent School Fund Guaranty.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Represents issuer in default of interest payments; stated rate does not reflect the current yield.
(e)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or partial principal amount segregated as initial margin on financial futures contracts.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2010.
(h)	Indicates a security that has been deemed illiquid.
(i)	Indicates a security restricted to resale. The aggregate original cost of such securities is $41,684,505. The aggregate value of $13,432,587 is approximately 2.6% of net assets.
(j)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of January 31, 2010.

(k)	Represents a zero coupon or step bond. Rate shown reflects the effective yield at January 31, 2010.
(l)	As of January 31, 2010, 2 securities representing $7,020,011 and 1.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(m)	Represents issuer in default of interest payments.
(n)	The United States federal income tax basis of the Series’ investments and the total net unrealized depreciation as of January 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$552,018,772	$22,716,297	($55,161,816)	($32,445,519)

The difference between book basis and tax basis were primarily due to the difference in the treatment of accretion of market discount and amortization of premiums for book and tax purposes.

(o)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at January 31, 2010	Value at Trade Date	Unrealized Appreciation(1)
	Short Position:
60	U.S. Long Bond	Mar. 2010	$7,128,750	$7,163,579	$34,829

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Series’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$512,553,242	$7,020,011

	—	512,553,242	7,020,011
Other Financial Instruments*	34,829	—	—

Total	$34,829	$512,553,242	$7,020,011

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds
Balance as of 4/30/09	$7,671,744
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(652,833)
Net purchase (sales)	—
Transfers in and/or out of Level 3	1,100

Balance as of 1/31/10	$7,020,011

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Fund invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4 (f/k/a Dryden Municipal Bond Fund)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010

*	Print the name and title of each signing officer under his or her signature.